Other operating results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other operating results, net
Lawsuits and other contingencies	$ (5,742)	$ (4,658)	$ (12,462)
Donations	(3,940)	(1,671)	(1,591)
Interest and allowances generated by operating credits	2,956	2,147	3,519
Administration fees	2,043	1,270	630
Gain / (loss) from disposal of associates and joint ventures	0	3,694	(2,541)
Gain / (loss) from disposal of property, plant and equipment	2	16	(4)
Charge of impairment of trading properties	(11,940)	(25,540)	0
Others	1,297	1,967	3,570
Total other operating results, net	$ (15,324)	$ (22,775)	$ (8,879)